Income Tax: Schedule of Effective Income Tax Rate Reconciliation (Tables)	3 Months Ended
Sep. 30, 2014
Tables/Schedules
Schedule of Effective Income Tax Rate Reconciliation
	December 31, 2013	December 31, 2012
Book income (loss)	$(8,500)	$(24,200)
Other non-deductible expenses	74,250	79,000
Valuation allowance	$(65,750)	$(54,800)
	$-	$-